Other Payables	12 Months Ended
Dec. 31, 2024
Parent Company | Reportable Legal Entities
Other Payables
Other Payables

12 – Other Payables

(DKK million)	2024	2023

Liabilities related to collaboration agreements	126	47
Staff cost liabilities	91	106
Accounts payable	187	107
Payable to subsidiaries	887	2,525
Other liabilities	1,068	862

Total at December 31	2,359	3,647

Non-current other payables	20	20
Current other payables	2,339	3,627

Total at December 31	2,359	3,647

Refer to Note 3.8 in the consolidated financial statements for additional information regarding other payables of the Group.